Sale of Oil and Natural Gas Property Interest - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 acre
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of land		$ 0
Proceeds from the sale of central processing facility	16,800,000
Proceeds received from sale of central processing facility	15,500,000
Gain sale of central processing facility	1,000,000
Assets held for sale	20,700,000
Purchase and Exploration Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Area of land sold		1,220
Proceeds from sale of land		8,500,000
Oil and Gas Properties [Member] | Purchase and Exploration Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of interest in unproved oil and gas properties, agreed to sell			70.00%
Area of land sold			21,114
Proceeds from sale of land			126,500,000
Gain on sale of land			0
Percentage of interest in proved oil and gas properties, sold			70.00%
Proceeds from the sale of proved oil and gas properties			5,200,000
Proceeds from sale of net acreage in unit			2,400,000
Percentage of drilling costs			70.00%
Reimbursement of drilling costs			2,800,000
Gain on sale of proved oil and gas properties			$ 400,000